Statement of cash flows - Schedule of Reconciliation of Profit Before Tax to Cash Generated from Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash Flow Statement [Abstract]
Profit before tax	£ 1,720	£ 1,721	£ 1,459
Disposals and other non-operating items	33	(15)	36
Net finance costs	211	199	213
Operating profit	1,964	1,905	1,708
Share of results of joint ventures	(32)	(37)	(37)
Amortisation of acquired intangible assets	287	313	342
Amortisation of internally developed intangible assets	225	203	189
Depreciation of property, plant and equipment	62	65	62
Depreciation of right of use asset	77	75	74
Share based remuneration	41	39	38
Total non-cash items	692	695	705
Decrease/(increase) in inventories and pre-publication costs	(7)	2	(24)
Decrease/(increase) in receivables	(89)	37	(145)
(Decrease)/increase in payables	27	(76)	104
Increase in working capital	(69)	(37)	(65)
Cash generated from operations	£ 2,555	£ 2,526	£ 2,311